Derivative financial instruments - Weighted average exchange rates and sales prices, cash flow hedges (Details) - Cash flow hedges	12 Months Ended
	Dec. 31, 2020 MMBTU gBPPerUSD	Dec. 31, 2020 MMBTU eURPerUSD	Dec. 31, 2020 MMBTU kRWPerUSD	Dec. 31, 2019 gBPPerUSD	Dec. 31, 2019 eURPerUSD	Dec. 31, 2019 kRWPerUSD
Highly probable forecast capital expenditure
Disclosure of detailed information about hedges [line items]
Average foreign exchange rate (per USD)	1.35	0	1,174.47	1.35	1.11	1,115.66
Highly probable forecast sales
Disclosure of detailed information about hedges [line items]
Average price of hedging instrument (Henry Hub $/mmBtu)	2.88	2.88	2.88